Accounts receivable	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Accounts receivable
10. Accounts receivable

	2024	2023
Credit cards	$87,611	$86,673
Clearing house	31,322	27,873
Airlines	7,417	3,904
Cargo and courier	10,881	9,204
Agencies	1,424	2,628
Government	1,325	8,799
Account receivables from related parties	2,976	2,527
Clients	26,177	18,376
Other	2,916	2,560
	172,049	162,544
Allowance for expected credit losses	(3,059)	(3,297)
	$168,990	$159,247

During 2024, the Company recovered $8.1 million corresponding to accounts receivable with a government institution.
Trade receivables are non-interest bearing and have maturities between 30 to 90 days.
See detail of trade receivables from related parties in note 23.
The category “Other” mainly includes receivables from miles’ partners and employees accounts.
The change in the allowance for expected credit losses in respect of accounts receivable during the year was as follows.

	2024	2023	2022
Balance at beginning of years	$(3,297)	$(7,690)	$(7,565)
Additions /(Reversal)	158	(496)	(765)
Write-off	80	4,889	640
Balance at end of year	$(3,059)	$(3,297)	$(7,690)

The information about the credit exposures is disclosed in note 28.3.